Filed Pursuant to Rule 485(b)
                                                   Registration No.      2-71299
                                                                        811-3153


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X
         Pre-Effective Amendment No.                                         ---
         Post-Effective Amendment No.   125                                    X

                                            and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                X
         Amendment No.   131                                                   X

                           RUSSELL INVESTMENT COMPANY
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                       909 A Street, Tacoma, Washington        98402
                       ------------------------------------ --------
                    (Address of Principal Executive Office) (ZIP Code)

             Registrant's Telephone Number, including area code: 253/627-7001



        Mary Beth Rhoden, Associate Counsel         John V. O'Hanlon, Esq.
            Russell Investment Company                   Dechert LLP
                   909 A Street                200 Clarendon Street, 27th Floor
             Tacoma, Washington 98402            Boston, Massachusetts 02116
                   253-439-4846                          617-728-7100

--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box)

          ( )  immediately upon filing pursuant to paragraph (b)
          (X)  on October 21, 2009 pursuant to paragraph (b)
          ( )  60 days after filing pursuant to paragraph (a)(1)
          ( )  on __________________, pursuant to paragraph (a)(1)
          ( )  75 days after filing pursuant to paragraph (a)(2)
          ( )  on (date) pursuant to paragraph (a)(2) of rule 485.
          If   appropriate, check the following box:
          (X)  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                            PART A, PART B and PART C

The Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 124 to Registration Nos. 2-71299 and 811-3153 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 125 to Registration Nos. 2-71299 and 811-3153. This Post-Effective Amendment No. 125 is being filed to extend the effective date of previously filed Post-Effective Amendment No. 124. The Registrant's updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to 485(b) on or before October 21, 2009.


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 125 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Tacoma, and State of Washington, on this 21st day of September, 2009.

                                            RUSSELL INVESTMENT COMPANY
                                                      Registrant


                                            By:               *
                                                --------------------------------
                                                Greg J. Stark, President

/s/ Mary Beth Rhoden
----------------------
* By Mary Beth Rhoden
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on September 21, 2009.

Signatures                                   Signatures


                  *                                           *
------------------------------------        -----------------------------------
Greg J. Stark, Trustee, President and       Mark E. Swanson, Treasurer, in his
Chief Executive Officer                     capacity as Chief Accounting Officer


                  *                                           *
------------------------------------        -----------------------------------
Thaddas L. Alston, Trustee                  Kristianne Blake, Trustee



                  *                                           *
------------------------------------        -----------------------------------
Daniel P. Connealy, Trustee                 Jonathan Fine, Trustee


                  *                                           *
------------------------------------        -----------------------------------
Raymond P. Tennison, Jr., Trustee           Jack R. Thompson, Trustee


                  *
------------------------------------
Julie W. Weston, Trustee

/s/ Mary Beth Rhoden
--------------------
*By Mary Beth Rhoden
 Attorney-in-fact

* Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 111 to Registration Statement Nos. 2-71299 and 811-3153.